INCOME TAXES	12 Months Ended
Aug. 31, 2019
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

21. INCOME TAXES

There are no current income taxes payable or recoverable for the year ended August 31, 2019.

Components of deferred income tax expense are as follows:

	AUGUST 31, 2019	AUGUST 31, 2018

Origination and reversal of temporary differences	$1,987	$8,644
Change in tax rate and rate differences	281	178
Change in unrecognized temporary differences	1,349	(3,165)
Prior period adjustments	12	(4)
Total income tax expense	3,629	5,653

A reconciliation of income tax expense at the statutory rate to amounts recorded in the consolidated financial statements is provided below.

	AUGUST 31, 2019	AUGUST 31, 2018

Income (loss) from continuing operations before income taxes	$(5,875)	$27,777
Statutory rate	29.00%	29.00%

Tax calculated at statutory rate	(1,704)	8,055
Non-deductible (non-taxable) items	3,742	742
Difference between current and future tax rates	281	74
Benefit of deductible temporary differences not recognized	1,349	(3,165)
Other	(39)	(53)
Income tax expense per financial statements	$3,629	$5,653

Recognized deferred tax assets and liabilities consist of the following:

	AUGUST 31, 2019	AUGUST 31, 2018
Deferred tax assets are attributable to the following:
Non-capital losses	$10,708	$8,604
Share issuance costs	-	1,657
	-	32
Deferred tax assets	10,708	10,293
Set-off of tax	(10,708)	(10,293)
Net deferred tax asset	$-	$-
Deferred tax liabilities are attributable to the following:
Long-term assets	$(4,983)	$(1,275)
Biological assets	(961)	(3,307)
Inventories	(15,200)	(10,385)
Unsecured convertible debentures	-	(3,306)
Other	(35)	-
Deferred tax liabilities	(21,179)	(18,273)
Set-off of tax	10,708	10,293
Net deferred tax liability	$(10,471)	$(7,980)

The changes in temporary differences during the years ended August 31, 2019 and 2018 were as follows:

	NET BALANCE AT AUGUST 31, 2018	RECOGNIZED IN PROFIT OR LO SS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2019

Non-capital losses	$8,604	$2,723	$(619)	$10,708
Share issuance costs	1,657	-	(1,657)	-
PP&E	(1,275)	(3,708)	-	(4,983)
Biological assets	(3,307)	2,346	-	(961)
Inventories	(10,385)	(4,815)	-	(15,200)
Unsecured convertible debentures	(3,306)	(108)	3,414	-
Other	32	(67)	-	(35)
Net tax assets (liabilities)	$(7,980)	$(3,629)	$1,138	$(10,471)

	NET BALANCE AT AUGUST 31, 2017	RECOGNIZED IN PROFIT OR LO SS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2018

Non-capital losses	$132	$7,797	$675	$8,604
Share issuance costs	-	-	1,657	1,657
PP&E	(132)	(1,143)	-	(1,275)
Biological assets	-	(3,307)	-	(3,307)
Inventories	-	(10,385)	-	(10,385)
Unsecured convertible debentures	-	1,353	(4,659)	(3,306)
Other	-	32	-	32
Net tax assets (liabilities)	$-	$(5,653)	$(2,327)	$(7,980)

At August 31, 2019, the Company has non-capital loss carryforwards available to offset future taxable income in Canada, which expire as follows:

AUGUST 31, 2019

August 31, 2035	$1,070
August 31, 2037	11,727
August 31, 2038	16,690
August 31, 2039	11,562
$41,049

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met. The Company's unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	AUGUST 31, 2019	AUGUST 31, 2018

Deductible temporary differences	$12,010	$1,467
Tax losses	3,809	1,219
	$15,819	$2,686